Balance Sheet - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 4,028,367	$ 32,586
Prepaid expenses	410,903	22,715
Deferred offering costs		672,295
Total current assets	4,439,270	727,596
Property, plant and equipment	823	1,013
Right of use assets	38,180	43,578
Other assets	3,791	5,987
Total assets	4,482,064	778,174
Current liabilities:
Accounts payable	119,567	404,897
Accrued liabilities	258,906	863,564
Operating lease liability	23,162	22,288
Promissory note payable, net of debt discount		43,728
Total current liabilities	401,635	1,334,477
Convertible note payable, net of debt discount - related party		442,960
Convertible note payable, net of debt discount		110,380
Derivative liabilities		4,379,944
Accrued interest		40,213
Operating lease liability, noncurrent	15,167	21,350
Total liabilities	416,802	6,329,324
Stockholders’ deficit:
Common stock, value	11,722	8,194
Additional paid-in capital	15,941,443	1,154,985
Accumulated deficit	(11,887,903)	(6,714,329)
Total stockholders’ deficit	4,065,262	(5,551,150)
Total liabilities and stockholders’ deficit	$ 4,482,064	$ 778,174